WARRANTS: Schedule of Stockholders' Equity Note, Warrants or Rights (Details) (USD $)	Sep. 30, 2014	Dec. 31, 2013
Details
Class of Warrant or Right, Outstanding	13,776,539	12,792,728
Warrant Exercise Price	$ 1.43	$ 1.18
Warrants and Rights Outstanding	$ 19,673,118	$ 15,065,087